Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$55,747	$55,747	$—	$—

Total financial assets	$55,747	$55,747	$—	$—

Liabilitiy
Warrant Liability	$125	$—	$—	$125

	$125	$—	$—	$125

DESCRIPTION	SEPtEMBER 30, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$33,714	$33,714	$—	$—

Total financial assets	$33,714	$33,714	$—	$—

Liabilitiy
Warrant Liability	$1,606	$—	$—	$1,606

	$1,606	$—	$—	$1,606

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	UNOBSERVABLE SIGNIFICANT INPUTS (LEVEL 3)
Asset
Money market funds	$26,032	$26,032	$—	$—

Total financial assets	$26,032	$26,032	$—	$—

Liabilitiy
Warrant Liability	$103	$—	$—	$103

	$103	$—	$—	$103

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds
Total financial assets	$55,747	$55,747	$—	$—

	$55,747	$55,747	$—	$—

Liability
Warrant Liability	$125	$—	$—	$125

	$125	$—	$—	$125

Schedule of changes in the fair value of warrant liabilities
The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

WARRANT LIABILITY
Balance - January 1, 2020	$103
Change in fair value	8

Balance - September 30, 2020	$111

WARRANT LIABILITY
Balance - January 1, 2021	$125
Issuance of warrant	138
Change in fair value	1,343

Balance - September 30, 2021	$1,606

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

WARRANT LIABILITY
Balance - January 1, 2019	$108
Change in fair value	(5)

Balance - December 31, 2019	103
Change in fair value	22

Balance - December 31, 2020	$125

Environmental Impact Acquisition Corp [Member]
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Fair Value
Assets:
Investments held in Trust Account — Money market funds	1	$207,007,744
Liabilities:
Warrant Liability — Public Warrants	1	10,453,500
Warrant Liability — Private Placement Warrants	3	2,100,000
Warrant Liability — Sponsor and Directors	3	787,500

Schedule of Black-Scholes-Merton model for the warrants
The key inputs into the Black-Scholes-Merton model for the warrants were as follows:

Input	January 13, 2021	September 30, 2021
Risk-free interest rate	0.74%	1.07%
Expected term (years)	5.00	5.00
Expected volatility	21%	16.3%
Exercise price	$11.50	$11.50
Fair value of Units	$9.43	$9.89

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 19, 2021	3,272,500	11,902,500	15,175,000
Change in valuation inputs or other assumptions	(385,000)	(2,898,000)	(3,283,000)
Transfers to Level 1	—	(9,004,500)	(9,004,500)

Fair value as of September 30, 2021	$2,887,500	$—	$2,887,500